ACCUMULATED OTHER COMPREHENSIVE LOSS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Comprehensive Income (Loss) Note [Text Block]
15.	Accumulated OTHER COMPREHENSIVE LOSS

The components of changes in accumulated other comprehensive loss for the three months ended March 31, 2015 are as follows:

	Foreign Currency Translation Adjustment	Accumulated Other Comprehensive Loss
Balance - January 1, 2015	$(208,962)	$(208,962)
Other comprehensive loss during the period	(40,789)	(40,789)
Balance - March 31, 2015	$(249,751)	$(249,751)

18.	Accumulated OTHER COMPREHENSIVE LOSS

The components of changes in accumulated other comprehensive loss for the years ended December 31, 2014 and 2013 are as follows:

	Foreign Currency	Accumulated Other
	Translation	Comprehensive
	Adjustment	Loss
Balance - January 1, 2013	$(77,770)	$(77,770)
Other comprehensive loss during the year	(109,584)	(109,584)
Balance - December 31, 2013	$(187,354)	$(187,354)
Other comprehensive loss during the year	(21,608)	(21,608)
Balance - December 31, 2014	$(208,962)	$(208,962)